Borrowings (Contractual Maturities of Other Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Borrowings [Abstract]
Federal Home Loan Bank, Advances, Maturities Summary, Due in Next Twelve Months	$ 5,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Three	7,487
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Five	10,000
Federal Home Loan Bank, Advances, Total	$ 22,487